Restricted cash, time deposit and investment - Additional information (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Restricted cash and time deposits
Restricted cash of Databook	¥ 142.0
Restricted wealth management products	28.6
Cash and short-term time deposits	238.4	¥ 216.9
Other restricted cash and time deposits as collateral ADR depositary bank, in custodian accounts for insurance brokerage business and other business requirements	¥ 3.7
Databook Tech Ltd.(Databook Tech Ltd. and its subsidiaries and VIE collectively refer to "Databook")
Restricted cash and time deposits
Restricted cash of Databook		114.1
Restricted wealth management products		¥ 38.2